LONG-TERM DEBT - Principal repayments of long-term debt (Details) $ in Millions	Dec. 31, 2017 CAD ($)
2018 (less than one year)
Principal repayments of long-term debt
Principal repayments	$ 19.1
2019
Principal repayments of long-term debt
Principal repayments	56.6
2020
Principal repayments of long-term debt
Principal repayments	413.2
2022
Principal repayments of long-term debt
Principal repayments	1,005.7
2023 and thereafter
Principal repayments of long-term debt
Principal repayments	$ 3,852.1